     As filed with the Securities and Exchange Commission on April 12, 2001

                                             1933 Act Registration No. 333-52965
                                             1940 Act Registration No. 811-8767


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

                         Pre-Effective Amendment No.    [ ]
                         Post-Effective Amendment No. 9 [X]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                             Amendment No. 10 [X]

                       MITCHELL HUTCHINS LIR MONEY SERIES
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                              AMY R. DOBERMAN, ESQ.
                     Mitchell Hutchins Asset Management Inc.
                        (also known as Brinson Advisors)
                               51 West 52nd Street
                          New York, New York 10019-6114
                     (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                  Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:
[X]  Immediately upon filing pursuant to Rule 485(b)
[ ]  On                 pursuant to Rule 485(b)
[ ]  60 days after filing pursuant to Rule 485(a)(1)
[ ]  On                 pursuant to Rule 485(a)(1)
[ ]  75 days after filing pursuant to Rule 485(a)(2)
[ ]  On                     pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Shares of Beneficial Interest of LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund.

LIR Premier Money Market Fund

LIR Premier Tax-Free Money Market Fund




                          ----------------------------
                                   PROSPECTUS


                                 APRIL 12, 2001

                          ----------------------------



This prospectus offers shares of these money market funds through firms that have arrangements with Correspondent Services Corporation [csc] and certain other financial services firms for the benefit of their clients.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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                            ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

                                    Contents
                                   THE FUNDS


---------------------------------------------------------------------------------------------------------

What every investor                              3                         LIR Premier Money Market Fund
should know about                                6                         LIR Premier Tax-Free Money
the funds                                        9                         Market Fund
                                                                           More About Risks and
                                                                           Investment Strategies
                                         YOUR INVESTMENT

---------------------------------------------------------------------------------------------------------
Information for                                 10                         Managing Your Fund Account
managing your fund                                                         -- Buying Shares
account                                                                    -- Selling Shares
                                                                           -- Additional Information
                                                                           -- Pricing and Valuation
                                      ADDITIONAL INFORMATION

---------------------------------------------------------------------------------------------------------

Additional important                            14                         Management
information about                               14                         Dividends and Taxes
the funds                                       16                         Financial Highlights

---------------------------------------------------------------------------------------------------------
Where to learn more                                                        Back Cover
about the funds


                        The funds are not a complete or
                          balanced investment program.

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                                       2

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                            ------------------------
                         LIR Premier Money Market Fund


                         LIR Premier Money Market Fund
                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------


FUND OBJECTIVE

High level of current income consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.


Brinson Advisors, the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.


PRINCIPAL RISKS


An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk free. The principal risks presented by the fund are:



  Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.



  Interest Rate Risk -- The value of the fund's investments generally will fall when interest rates rise and its yield will tend to lag behind prevailing rates.



  Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.



More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'




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                                       3

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                         LIR Premier Money Market Fund

                                  PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE


The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.



The bar chart shows how the fund's performance has varied from year to year.



The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.



For the periods prior to January 21, 2000 the bar chart and table reflect the performance of the fund's predecessor, Correspondent Cash Reserves Money Market Portfolio, a series of The Infinity Mutual Funds, Inc.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)



                               [CHART]


   1991    1992     1993    1994    1995    1996     1997    1998    1999    2000
           3.11%    2.48%   3.45%   5.24%   4.72%    4.77%   4.75%   4.40%   5.62%





Best quarter during years shown: 4th quarter, 2000 -- 1.46%
Worst quarter during years shown: 2nd quarter, 1993 -- 0.59%



AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000



One Year................................................   5.62%
Five Years..............................................   4.85%
Life of Fund (5/20/91)..................................   4.30%


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                                       4

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                         LIR Premier Money Market Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)...............................   None
Maximum Deferred Sales Charge (Load) (as a percentage of
offering price).............................................   None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees.............................................  0.20%
Distribution and/or Service (12b-1) Fees....................  0.60%
Other Expenses..............................................  0.15%
                                                              -----
Total Annual Fund Operating Expenses........................  0.95%
                                                              -----
                                                              -----
Expense Reimbursements*.....................................  0.05%
                                                              -----
Net Expenses*...............................................  0.90%
                                                              -----
                                                              -----


---------

* The fund and Brinson Advisors have entered into a written expense reimbursement agreement. Brinson Advisors is contractually obligated to reimburse the fund to the extent that the fund's expenses through the end of its fiscal year ending December 31, 2001 otherwise would exceed the 'Net Expenses' rate shown above. The fund has agreed to repay Brinson Advisors for any reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the 'Net Expenses' rate.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the one year period when the fund's expenses are lower due to its reimbursement agreement with Brinson Advisors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $92      $298      $521      $1,162


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                                       5

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                            ------------------------
                     LIR Premier Tax-Free Money Market Fund


                     LIR Premier Tax-Free Money Market Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

High level of current income exempt from federal income tax consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality, municipal money market instruments.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests primarily in money market instruments that are exempt from federal income tax. The fund may invest up to 20% of its total assets in securities that are subject to the federal alternative minimum tax.


Brinson Advisors, the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.


PRINCIPAL RISKS


An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk free. The principal risks presented by the fund are:



  Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.



  Interest Rate Risk -- The value of the fund's investments generally will fall when interest rates rise and its yield will tend to lag behind prevailing rates.



More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'




                                  ------------
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                                       6

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                            ------------------------
                     LIR Premier Tax-Free Money Market Fund

                                  PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE


The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.



The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.



For the periods prior to January 21, 2000 the bar chart and table reflect the performance of the fund's predecessor, Correspondent Cash Reserves Tax Free Money Market Portfolio, a series of The Infinity Mutual Funds, Inc.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN (1997 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)


                                  [CHART]

   1991    1992     1993    1994    1995    1996     1997    1998    1999    2000
                                                     2.90%   2.83%   2.53%   3.45%


Best quarter during years shown: 4th quarter, 2000 -- 0.91%
Worst quarter during years shown: 1st quarter, 1999 -- 0.55%



AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2000



One Year................................................   3.45%
Life of Fund (10/7/96)..................................   2.91%


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                                       7

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                     LIR Premier Tax-Free Money Market Fund


                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)...............................   None
Maximum Deferred Sales Charge (Load) (as a percentage of
offering price).............................................   None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees.............................................  0.20%
Distribution and/or Service (Rule 12b-1) Fees...............  0.60%
Other Expenses..............................................  0.18%
                                                              -----
Total Annual Fund Operating Expenses........................  0.98%
                                                              -----
                                                              -----
Expense Reimbursements/Fee Waivers*.........................  0.30%
                                                              -----
Net Expenses*...............................................  0.68%
                                                              -----
                                                              -----


---------

* The fund, Brinson Advisors and CSC have entered into a written expense reimbursement/fee waiver agreement. CSC is contractually obligated to waive 0.17% of the fund's Rule 12b-1 fees through December 31, 2001, making the effective rate of these fees 0.43%. Brinson Advisors is also contractually obligated to reimburse the fund to the extent that the fund's expenses through the end of its fiscal year ending December 31, 2001 otherwise would exceed the 'Net Expenses' rate shown above. The fund has agreed to repay Brinson Advisors for any reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the 'Net Expenses' rate.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the one year period when the fund's expenses are lower due to its reimbursement/fee waiver agreement with Brinson Advisors and CSC. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $69      $282      $512      $1,174


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                                       8

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LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS


The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund under the 'Investment Objective, Strategies and Risks' heading for that fund.


Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.


Foreign Investing Risk. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.


ADDITIONAL RISK


Political Risk. Political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of LIR Premier Tax-Free Money Market Fund's dividends. These developments could also cause the value of this fund's municipal money market instruments to fall.


ADDITIONAL INVESTMENT STRATEGIES


Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds' investment strategies are designed to comply with these requirements.



Brinson Advisors may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying a fund's composition and weighted average maturity based upon its assessment of the relative values of


                                  ------------
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                                       9

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LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund


various money market instruments and future interest rate patterns. Brinson Advisors also may buy or sell money market instruments to take advantage of yield differences.



During adverse market conditions, LIR Premier Tax-Free Money Market Fund may temporarily invest in cash or taxable money market instruments. These investments may not be consistent with achieving the fund's investment objective during the relatively short periods that they are held.




--------------------------------------------------------------------------------

                                MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

BUYING SHARES

The funds offer their shares only to clients of certain securities dealers (e.g., correspondent firms) that have securities clearing or other arrangements with Correspondent Services Corporation [csc] or certain other financial services firms. These clients include qualified retirement plans and individual retirement accounts. You must buy shares through your Investment Representative at your correspondent firm or other financial services firm.

You may buy shares of the funds at the net asset value per share on the same business day after receipt and acceptance of the purchase order by the transfer agent, subject to timely receipt of the purchase order and federal funds for the purchase as provided below. You can place a purchase order through your Investment Representative by presenting him or her with a check made out to your correspondent firm, your financial services firm or CSC. Your correspondent firm or other financial services firm is then responsible for timely depositing that check and crediting your account so that payment is swept into a fund.

Your purchase order must be received by the transfer agent by noon, Eastern time, and federal funds must be available to the funds by 4:00 p.m., Eastern time, on a business day for your purchase to be effective.


Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to a fund through its custodian. A business day is any day that the funds' custodian, their transfer agent, Brinson Advisors and your correspondent (or other financial services) firm's office(s) are open for business.


Federal funds are deemed available to a fund two business days after the deposit of a personal check and one business day after deposit of a cashier's or certified check. Your correspondent (or other financial services) firm, CSC or their affiliates may benefit from the temporary use of the proceeds of personal checks if they are converted to federal funds in less than two business days.

                                  ------------
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                                       10

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LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

Each fund's shares are sold at net asset value. However, under a Rule 12b-1 plan adopted by the funds, the funds pay a fee for services and expenses relating to the sale and distribution of the funds' shares and/or for providing shareholder services. Because these fees are paid from the funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The funds pay Rule 12b-1 plan fees at the following rates based on average daily net assets:


LIR Premier Money Market Fund..........................................0.60%


LIR Premier Tax-Free Money
  Market Fund.........................................................0.43%*

---------


* This is the effective rate resulting from CSC's contractual waiver, through December 31, 2001, of 0.17% of its 0.60% Rule 12b-1 plan fee.



The funds and Brinson Advisors reserve the right to reject a purchase order or suspend the offering of fund shares. The availability of fund shares to customers of correspondent firms or other financial services firms may vary depending on the arrangements between CSC and those firms.


BUYING SHARES AUTOMATICALLY

All free cash credit balances (that is, immediately available funds) of over $1.00 in your brokerage account at your correspondent firm or other financial services firm (including proceeds from securities you have sold) are automatically invested in the fund you selected as your primary sweep money market fund on a daily basis for settlement the next business day, when federal funds normally are available. For cash balances arising from the sale of securities in your brokerage account, federal funds availability can sometimes take longer.

Fund shares will be purchased only after debits and other charges to your brokerage account are satisfied.

MINIMUM INVESTMENTS

To open an Individual Retirement
  Account (IRA)..............................................................$25
To open any other (non-IRA) account.......................................$1,000
To add to an account........................................................None

The funds may change their minimum investment requirements at any time.

Correspondent firms or other participating financial services firms may establish higher minimums for their customers. Your Investment Representative at your correspondent firm or other financial services firm is responsible for transmitting orders in a timely manner and may have an earlier cut-off time for purchase and sale requests. Speak with your Investment Representative for more information on minimum investments.

SELLING SHARES

You may sell your fund shares by check or through the funds' systematic withdrawal plan. Your fund shares will also be sold automatically to settle any outstanding securities purchases or debits to your linked or associated brokerage account, unless you instruct your Investment Representative otherwise.

You may request sales proceeds at any time by following the instructions related to your account at your correspondent firm or other financial services firm. Your correspondent firm or other financial services firm is responsible for transmitting the sales order to the transfer agent and crediting your account on a timely basis. The funds will not accept requests to sell shares by wire or telephone from you or your financial

                                  ------------
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                                       11

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LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

institution. Your Investment Representative may charge a fee for transmitting the sales order. Please contact your Investment Representative if you have questions about sales order requirements or closing your account.

SELLING BY CHECK

You may sell your fund shares by using a check drawn on your fund account. You may obtain a supply of checks from the transfer agent or by contacting your Investment Representative. When the transfer agent receives the check for payment, the transfer agent will arrange for the sale of a sufficient amount of fund shares to cover the amount of the check. You will continue to receive dividends until the transfer agent receives the check.

You will not receive canceled checks, but you may request photocopies of canceled checks. If you have insufficient funds in your account to cover a check you have written, the payee will receive a returned check. You should not attempt to sell all the shares in your account by writing a check because the amount of fund shares is likely to change each day as you earn dividends. You may not close your account by check.

The transfer agent may impose charges for specially imprinted checks, business checks, stop payment orders, copies of canceled checks and checks returned for insufficient funds. You will pay these charges through automatic sales of an appropriate number of your fund shares.

You may obtain the necessary forms for the checkwriting service from your Investment Representative. This service generally is not available to persons who own fund shares through any sub-account or tax-deferred retirement plan account.

SELLING SHARES AUTOMATICALLY

CSC has instituted an automatic sales procedure applicable to fund shareholders. CSC may use this procedure if you have outstanding amounts due as a result of securities purchases or other transactions. CSC may review your securities account each business day prior to noon, Eastern time, and automatically sell a sufficient number of fund shares to satisfy any outstanding amounts due from your account. This procedure will occur on the business day prior to the day you are obligated to make a payment. Your correspondent firm or other financial services firm will receive these sales proceeds on the day following the sales date.

SYSTEMATIC WITHDRAWAL PLAN

You may receive automatic payments from your account on a monthly, quarterly or semi-annual basis if you maintain a minimum $1,000 balance in your fund account. The minimum withdrawal is $50. Ordinarily, sales proceeds will be on deposit in your designated account at an Automatic Clearing House member bank two business days after the withdrawal. You may request that payment be made by check to yourself or a third party. You, your correspondent firm (or other financial services firm), the transfer agent or a fund may request that your participation in the systematic withdrawal plan end at any time.

If you are a retirement plan participant, you may be eligible for participation in the systematic withdrawal plan. Such withdrawals are generally taxable as ordinary income. Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income and withdrawals will be subject to an additional tax equal to 10% of the amount distributed (unless the withdrawals

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                                       12

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LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

are used to pay certain higher education expenses and certain acquisition costs of first time home buyers) if made prior to the time the participant:

  reaches age 59 1/2;

  becomes permanently disabled; or

  reaches at least age 55 and is separated from service of the employer who sponsored the plan.

Please contact your Investment Representative for more information on the systematic withdrawal plan.

ADDITIONAL INFORMATION

It costs the funds money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $1,000. This requirement will be waived for IRA accounts.

If you want to sell shares that you purchased recently, a fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

Each fund's shares are bought and sold without charge to the shareholder. Correspondent firms or other financial services firms buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your account with your correspondent firm or other financial services firm before purchasing shares. A correspondent firm or other financial services firm buying or selling shares on your behalf is responsible for transmitting orders to the transfer agent in accordance with its shareholder agreements and the procedures noted above.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The net asset value per share for each fund is determined once each business day at noon, Eastern time, on days that the New York Stock Exchange is open, except Columbus Day and Veterans Day. Your price for buying or selling your shares will be the net asset value that is next calculated after a fund accepts your order.

                                  ------------
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                                       13

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LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

                               MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER


Brinson Advisors is the investment adviser and administrator of the funds. Brinson Advisors is located at 51 West 52nd Street, New York, New York, 10019-6114, and is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On February 28, 2001, Brinson Advisors was manager, adviser or sub-adviser of 24 investment companies with 62 separate portfolios and aggregate assets of approximately $64.2 billion. (Brinson Advisors is a name by which Mitchell Hutchins Asset Management Inc. conducts business. Mitchell Hutchins' name is expected to change to Brinson Advisors, Inc. effective on or about
May 1, 2001.)


ADVISORY FEES


Each fund pays advisory and administration fees to Brinson Advisors at the annual rate of 0.20% of its average daily net assets.


--------------------------------------------------------------------------------


                                  DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The funds declare dividends daily and pay them monthly. The funds distribute any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain their share price at $1.00 per share.

You will receive dividends in additional shares of a fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

TAXES


Dividends from LIR Premier Tax-Free Money Market Fund generally are not subject to federal income tax. The dividends that you receive from LIR Premier Money Market Fund generally are subject to federal income tax and are expected to be taxed as ordinary income.


If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

Each fund will tell you annually how you should treat its dividends for tax purposes. You will not recognize any gain on the sale of your fund shares so long as the funds maintain a share price of $1.00.

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                                       14

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LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

Each fund is required to withhold 31% of all taxable dividends payable to any individuals and certain other noncorporate shareholders who have not provided the funds or their correspondent firm (or other financial services firm) with

       -- a correct taxpayer identification number on Form W-9 (for U.S. citizens and resident aliens) or

       -- a properly completed claim for exemption on Form W-8 (for nonresident aliens and other foreign entities), or are otherwise subject to backup withholding.

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LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand the funds' financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and distributions).



The information in the financial highlights for the year ended December 31, 2000 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, are included in the funds' Annual Report to Shareholders. The information in the financial highlights for the periods ended December 31, 1999, 1998, 1997 and 1996 were audited by other auditors whose report indicated an unqualified opinion. The funds' Annual Report may be obtained without charge by calling 1-800-442-3809.



                                                                      LIR PREMIER MONEY MARKET FUND
                                                  ----------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------
                                                    2000#           1999           1998           1997           1996
                                                    -----           ----           ----           ----           ----
Net asset value, beginning of year..............  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                  ----------     ----------     ----------     ----------     ----------
Net investment income...........................       0.055          0.043          0.047          0.047          0.046
Dividends from net investment income............      (0.055)        (0.043)        (0.047)        (0.047)        (0.046)
                                                  ----------     ----------     ----------     ----------     ----------
Net asset value, end of year....................  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                  ----------     ----------     ----------     ----------     ----------
                                                  ----------     ----------     ----------     ----------     ----------
Total investment return(1)......................        5.62%          4.40%          4.75%          4.77%          4.72%
                                                  ----------     ----------     ----------     ----------     ----------
                                                  ----------     ----------     ----------     ----------     ----------
Ratios/Supplemental data:
Net assets, end of year (000's).................  $2,126,119     $1,778,330     $1,387,903     $1,151,012     $1,007,265
Expenses to average net assets, net of
 waivers/reimbursements from affiliates.........        0.90%          0.92%          0.93%          0.95%          0.88%
Expenses to average net assets, before
 waivers/reimbursements from affiliates.........        0.95%          1.03%          1.04%          1.06%          1.01%
Net investment income to average net assets, net
 of waivers/reimbursements from affiliates......        5.48%          4.32%          4.64%          4.68%          4.65%
Net investment income to average net assets,
 before waivers/reimbursements from
 affiliates.....................................        5.43%          4.21%          4.53%          4.57%          4.52%



---------


# The financial highlights for periods before January 21, 2000 reflect the financial performance of Correspondent Cash Reserves Money Market Portfolio, which reorganized into LIR Premier Money Market Fund on that date.


(1) Total investment return is calculated assuming a $10,000 investment on the first day of the year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of the year reported.


                                  ------------
--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
                            ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund
                FINANCIAL HIGHLIGHTS
                                    (continued)
--------------------------------------------------------------------------------


                                                                  LIR PREMIER TAX-FREE MONEY MARKET FUND
                                                  -----------------------------------------------------------------------
                                                                                                      FOR THE PERIOD
                                                                                                    OCTOBER 7, 1996'D'
                                                            YEAR ENDED DECEMBER 31,                      THROUGH
                                                  --------------------------------------------         DECEMBER 31,
                                                   2000#        1999        1998        1997               1996
                                                   -----        ----        ----        ----               ----
Net asset value, beginning of period............  $   1.00    $   1.00    $   1.00    $   1.00           $  1.00
                                                  --------    --------    --------    --------           -------
Net investment income...........................     0.034       0.025       0.028       0.029             0.010
Dividends from net investment income............    (0.034)     (0.025)     (0.028)     (0.029)           (0.010)
                                                  --------    --------    --------    --------           -------
Net asset value, end of period..................  $   1.00    $   1.00    $   1.00    $   1.00           $  1.00
                                                  --------    --------    --------    --------           -------
                                                  --------    --------    --------    --------           -------
Total investment return(1)......................      3.45%       2.53%       2.83%       2.90%             0.66%
                                                  --------    --------    --------    --------           -------
                                                  --------    --------    --------    --------           -------
Ratios/Supplemental data:
Net assets, end of period (000's)...............  $134,353    $109,701    $102,821    $103,399           $80,409
Expenses to average net assets, net of
 waivers/reimbursements from service
 providers......................................      0.69%       0.74%       0.71%       0.78%             0.74%*
Expenses to average net assets, before
 waivers/reimbursements from service
 providers......................................      0.98%       1.05%       1.02%       1.18%             1.20%*
Net investment income to average net assets, net
 of waivers/reimbursements from service
 providers......................................      3.38%       2.50%       2.79%       2.86%             2.80%*
Net investment income to average net assets,
 before waivers/reimbursements from service
 providers......................................      3.09%       2.19%       2.48%       2.46%             2.34%*



---------


'D'  Commencement of operations.


# The financial highlights for periods before January 21, 2000 reflect the financial performance of Correspondent Cash Reserves Tax Free Money Market Portfolio, which reorganized into LIR Premier Tax-Free Money Market Fund on that date.


*  Annualized.


(1) Total investment return is calculated assuming a $10,000 investment on the first day of the year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of the year reported. Total investment return for the period less than one year has not been annualized.

                                  ------------
--------------------------------------------------------------------------------
                                       17

                      (This Page Intentionally Left Blank)

-------

TICKER SYMBOL:  LIR Premier Money Market Fund:
                 ICCXX
                LIR Premier Tax-Free Money Market
                 Fund: CTFXX

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in their annual and semi-annual reports to shareholders.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.


You may discuss your questions about the funds by contacting your Investment Representative. You may obtain free copies of the funds' annual and semi-annual reports and their SAI by contacting the funds directly at 1-800-442-3809.



You may review and copy information about the funds including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the funds:



For a fee, by electronic request
 at publicinfo@sec.gov or by writing the
 SEC's Public Reference Section,
 Washington, D.C. 20549-0102; or


Free, from the EDGAR Database on the
 SEC's Internet website at:
 http://www.sec.gov.

Mitchell Hutchins LIR Money Series
 -- LIR Premier Money Market Fund
 -- LIR Premier Tax-Free Money Market Fund
Investment Company Act File No. 811-08767


'c' 2001 Brinson Advisors
All rights reserved.

S747


LIR
PREMIER
MONEY MARKET FUND
TAX-FREE MONEY MARKET FUND
Prospectus

----------------------------------------------------


  April 12, 2001

                         LIR PREMIER MONEY MARKET FUND
                     LIR PREMIER TAX-FREE MONEY MARKET FUND
                              51 WEST 52ND STREET
                         NEW YORK, NEW YORK 10019-6114

                      STATEMENT OF ADDITIONAL INFORMATION


    LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund are professionally managed money market funds organized as diversified series of Mitchell Hutchins LIR Money Series, a Delaware business trust ('Trust').



    The funds' investment adviser, administrator and distributor is Brinson Advisors, an indirectly wholly owned asset management subsidiary of UBS AG. (Brinson Advisors is a name by which Mitchell Hutchins Asset Management Inc. conducts business. Mitchell Hutchins' name is expected to change to Brinson Advisors, Inc. effective on or about May 1, 2001.)



    Portions of the Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ('SAI'). The Annual Report accompanies this SAI. You may obtain an additional copy of the Annual Report without charge by calling toll-free 1-800-442-3809.



    This SAI is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated April 12, 2001. A copy of the Prospectus may be obtained by calling your Investment Representative at your correspondent firm or by calling toll-free 1-800-442-3809. This SAI is dated April 12, 2001.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
The Funds and Their Investment Policies.....................    2
The Funds' Investments, Related Risks and Limitations.......    3
Organization of the Trust; Trustees and Officers; Principal
  Holders and Management Ownership of Securities............   12
Investment Advisory, Administration and Distribution
  Arrangements..............................................   19
Portfolio Transactions......................................   23
Additional Purchase and Redemption Information; Service
  Organizations.............................................   23
Valuation of Shares.........................................   24
Performance Information.....................................   25
Taxes.......................................................   27
Other Information...........................................   29
Financial Statements........................................   30

                    THE FUNDS AND THEIR INVESTMENT POLICIES


    Each fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by the board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.



    Each fund is a money market fund that invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt-obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Each fund may purchase only those obligations that Brinson Advisors determines, pursuant to procedures adopted by the board, present minimal credit risks and are 'First Tier Securities' as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ('Investment Company Act'). Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.


    Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that a fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The funds may purchase only U.S. dollar denominated obligations of foreign issuers.


    LIR PREMIER MONEY MARKET FUND'S investment objective is to provide a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The fund invests in a diversified portfolio of money market instruments. The fund's investments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks,
(3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities.



    The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the issuer has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.



    The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow, including borrowing through reverse repurchase agreements, up to 15% of the value of its total assets for temporary purposes. The costs associated with borrowing may reduce the fund's net income. The fund may invest in the securities of other investment companies.



    LIR PREMIER TAX-FREE MONEY MARKET FUND'S investment objective is to provide a high level of current income exempt from federal income tax consistent with the preservation of capital and the maintenance of liquidity. The fund invests substantially all of its assets in money market instruments issued by states, municipalities, public authorities and other issuers, the interest on which is exempt from federal income tax ('Municipal Securities'). These instruments include (1) municipal commercial paper, (2) municipal bonds and notes and
(3) variable and floating rate municipal securities.



    Municipal bonds include private activity bonds ('PABs'), moral obligation bonds, municipal lease obligations and certificates of participation therein and put bonds. The interest on most PABs is an item of tax preference for purposes of the federal alternative minimum tax ('AMT'). Under normal market conditions, the fund intends to invest in Municipal Securities that pay interest that is not an item of tax preference for purposes of the AMT ('AMT exempt interest') but may invest up to 20% of its total assets in such securities if, in Brinson Advisors' judgment, market conditions warrant. In addition, when Brinson Advisors believes that there is an insufficient supply of Municipal Securities or during other unusual market conditions, the fund may temporarily hold cash and may invest all or any portion of its net assets in taxable money market instruments, including repurchase agreements. To the extent the fund holds cash, such cash would not earn income and would reduce the fund's yield.



    The fund may invest more than 25% of its total assets in Municipal Securities that are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest on which is paid from revenues of similar types of projects such as mass transit or water and sewer works or securities whose issuers are located in the same state. As a result of such investments, the fund's yield may be more affected by factors pertaining to the economy of the relevant governmental issuer and other factors specifically affecting the ability of issuers of such securities to meet their obligations.



    The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow, including borrowing through reverse repurchase agreements, up to 15% of its total assets for temporary purposes. The costs associated with borrowing may reduce the fund's net income. The fund may invest in the securities of other investment companies.


             THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS


    The following supplements the information contained in the Prospectus and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectus or SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.



    YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which each fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by nationally recognized statistical rating organizations ('rating agencies') represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced.



    First Tier Securities include U.S. government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two rating agencies, (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by Brinson Advisors to be of comparable quality. If a security in a fund's portfolio ceases to be a First Tier Security or Brinson Advisors becomes aware that a security has received a rating below the second highest rating by any rating agency, Brinson Advisors and, in certain cases, the board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.



    Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax and (when available) the AMT are rendered by bond counsel to the respective issuing authorities at the time of issuance. Neither LIR Premier Tax-Free Money Market Fund nor Brinson Advisors will review the proceedings relating to the issuance of municipal securities or the basis for these opinions. An issuer's obligations under its municipal securities are subject to the bankruptcy, insolvency and other laws affecting the rights and remedies of creditors (such as the federal bankruptcy laws) and federal, state and local laws that may be enacted that adversely affect the tax-exempt status of interest on the municipal securities held by the fund or the exempt-interest dividends received by the fund's shareholders, extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of principal of and interest on their municipal securities may be materially and adversely affected.

    U.S. GOVERNMENT SECURITIES. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.



    U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ('STRIPS') program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.


    COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The funds also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ('SEC'). Descriptions of certain types of short-term obligations are provided below.


    ASSET-BACKED SECURITIES. The funds may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. For LIR Premier Money Market Fund, such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Certain municipal securities also are structured as asset-backed securities. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See 'The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements.'



    VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. The funds may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the funds may purchase variable and floating rate securities of other issuers, and LIR Premier Tax-Free Money Market Fund may purchase variable and floating rate securities of municipal issuers, including tender option bonds. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The funds will purchase variable and floating rate securities of non-U.S. government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See 'The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements.'


    Generally, a fund may exercise demand features (1) upon a default subject to the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

    VARIABLE AMOUNT MASTER DEMAND NOTES. LIR Premier Money Market Fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.



    INVESTING IN FOREIGN SECURITIES. LIR Premier Money Market Fund's investments in U.S. dollar denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.



    CREDIT AND LIQUIDITY ENHANCEMENTS. A fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit a fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when it wishes to do so.



    ILLIQUID SECURITIES. The term 'illiquid securities' means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities (including certificates of participation) other than those Brinson Advisors has determined are liquid pursuant to guidelines established by the board. To the extent a fund invests in illiquid securities, it may not be able to liquidate such investments readily and may have to sell other investments if necessary to raise cash to meet its obligations.


    Restricted securities are not registered under the Securities Act of 1933, as amended ('Securities Act'), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.


    Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



    Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a 'safe harbor' from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.



    The board has delegated the function of making day-to-day determinations of liquidity to Brinson Advisors pursuant to guidelines approved by the board. Brinson Advisors takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security,
(2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Brinson Advisors monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.



    Brinson Advisors also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities comes to exceeds its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid securities or shareholder redemptions), Brinson Advisors will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.



    In making determinations as to the liquidity of municipal lease obligations, Brinson Advisors will distinguish between direct investments in municipal lease obligations (or participations therein) and investments in securities that may be supported by municipal lease obligations or certificates of participation therein. Since these municipal lease obligation-backed securities are based on a well-established means of securitization, Brinson Advisors does not believe that investing in such securities presents the same liquidity issues as direct investments in municipal lease obligations.


    REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special 'tri-party' custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.


    Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, a fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by Brinson Advisors to present minimum credit risks.



    REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund's limitation on borrowings and may be entered into only with banks and securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See 'The Funds' Investments, Related Risks and Limitations -- Segregated Accounts.'


    Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a 'when-issued' basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date for such securities at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.



    A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See 'The Funds' Investments, Related Risks and Limitations -- Segregated Accounts.' A fund may sell the right to acquire the security prior to delivery if Brinson Advisors deems it advantageous to do so, which may result in a gain or loss to the fund.



    INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, subject to limitations imposed by the Investment Company Act. Among other things, these limitations currently restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when Brinson Advisors believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or
(3) such investments would enhance the fund's liquidity.



    LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Brinson Advisors deems qualified. Lending securities enables a fund to earn additional income but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Brinson Advisors. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Brinson Advisors. In determining whether to lend securities to a particular broker-dealer or institutional investor, Brinson Advisors will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. Each fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.



    Pursuant to procedures adopted by the board governing each fund's securities lending program, UBS PaineWebber Inc. ('UBS PaineWebberSM*') has been retained to serve as lending agent for each fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber acted as lending agent. UBS PaineWebber also has been approved as a borrower under the funds' securities lending program.


---------

* UBS PaineWebber is a service mark of UBS AG.

    SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to its obligation or commitment under such transactions.


    TYPES OF MUNICIPAL SECURITIES. LIR Premier Tax-Free Money Market Fund may invest in a variety of Municipal Securities, as described below:



    Municipal Bonds. Municipal bonds are debt obligations that are issued by states, municipalities, public authorities or other issuers and that pay interest that is exempt from federal income tax in the opinion of issuer's counsel. The two principal classifications of municipal bonds are 'general obligation' and 'revenue' bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. The term 'municipal bonds' also includes 'moral obligation' bonds, which are normally issued by special purpose authorities. For these bonds, a government unit is regarded as morally obligated to support payment of the debt service, which is usually subject to annual budget appropriations. Custodial receipts that represent an ownership interest in one or more municipal bonds also are considered to be municipal bonds. Various types of municipal bonds are described in the following sections.


    Municipal Lease Obligations. Municipal bonds include municipal lease obligations, such as leases, installment purchase contracts and conditional sales contracts and certificates of participation therein. Municipal lease obligations are issued by state and local governments and authorities to purchase land or various types of equipment or facilities and may be subject to annual budget appropriations. The fund generally invests in municipal lease obligations through certificates of participation.

    Although municipal lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, they ordinarily are backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. The leases underlying certain municipal lease obligations, however, provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the leased property, there is substantial interference with the lessee's use or occupancy of such property. This 'abatement risk' may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit.

    Certain municipal lease obligations contain 'non-appropriation' clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, the fund's ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult.

    Private Activity Bonds ('PABs'). PABs are issued by or on behalf of public authorities to finance various privately operated facilities, such as airport or pollution control facilities. These obligations are considered municipal bonds if the interest paid thereon is exempt from federal income tax in the opinion of the bond issuer's counsel. PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of PABs is usually directly related to the credit standing of the user of the facilities being financed. To the extent the fund invests in certain PABs, shareholders generally will be required to include a portion of their exempt-interest dividends from the fund in calculating their liability for the AMT. See 'Taxes' below. The fund may invest more than 25% of its assets in PABs, consistent with its policy of not investing more than 20% of its total assets in securities subject to the AMT.

    Participation Interests. Participation interests are interests in municipal bonds, including PABs and floating and variable rate obligations, that are owned by financial institutions. These interests carry a demand feature permitting the holder to tender them back to the financial institution, which demand feature generally is backed by an irrevocable letter of credit or guarantee of the financial institution. The credit standing of such financial institution affects the credit quality of the participation interests.


    A participation interest gives the fund an undivided interest in a municipal bond owned by a financial institution. The fund has the right to sell the instruments back to the financial institution. As discussed above under 'The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements,' to the extent that payment of an obligation is backed by a letter of credit, guarantee or liquidity support arrangement from a financial institution, such payment may be subject to the financial institution's ability to satisfy that commitment. Brinson Advisors will monitor the pricing, quality and liquidity of the participation interests held by the fund and the credit standing of financial institutions issuing letters of credit or guarantees supporting such participation interests on the basis of published financial information, reports of rating services and financial institution analytical services.


    Put Bonds. A put bond is a municipal bond that gives the holder the unconditional right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond's maturity date. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other credit support arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the obligation.


    If the put is a 'one time only' put, the fund ordinarily will either sell the bond or put the bond, depending upon the more favorable price. If the bond has a series of puts after the first put, the bond will be held as long as, in the judgment of Brinson Advisors, it is in the best interest of the fund to do so. There is no assurance that the issuer of a put bond acquired by the fund will be able to repurchase the bond upon the exercise date, if the fund chooses to exercise its right to put the bond back to the issuer or to a third party.



    Tender Option Bonds. Tender option bonds are long-term municipal bonds sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (the 'tender option'). The fund may invest in bonds with tender options that may be exercisable at intervals ranging from daily to 397 days, and the interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal bonds, and may be subject to other conditions. Therefore, the fund's ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.


    Tax-Exempt Commercial Paper and Short-Term Municipal Notes. Municipal bonds include tax-exempt commercial paper and short-term municipal notes, such as tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term securities. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.

    Mortgage Subsidy Bonds. The fund also may purchase mortgage subsidy bonds with a remaining maturity of less than 13 months that are issued to subsidize mortgages on single family homes and 'moral obligation' bonds with a remaining maturity of less than 13 months that are normally issued by special purpose public authorities. In some cases the repayment of such bonds depends upon annual legislative appropriations; in other cases repayment is a legal obligation of the issuer, and if the issuer is unable to meet its obligations, repayment becomes a moral commitment of a related government unit (subject, however, to such appropriations).


    STAND-BY COMMITMENTS. LIR Premier Tax-Free Money Market Fund may acquire stand-by commitments under unusual market conditions to facilitate portfolio liquidity. Pursuant to a stand-by commitment, a municipal bond dealer agrees to purchase the securities that are the subject of the commitment at an amount equal to (1) the acquisition cost (excluding any accrued interest paid on acquisition), less any amortized market premium and plus any accrued market or original issue discount, plus (2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased, whichever is later.



    LIR Premier Tax-Free Money Market Fund will enter into stand-by commitments only with those banks or other dealers that, in the opinion of Brinson Advisors, present minimal credit risk. The fund's right to exercise stand-by commitments will be unconditional and unqualified. Stand-by commitments will not be transferable by the fund, although it may sell the underlying securities to a third party at any time. The fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities that are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The acquisition of a stand-by commitment will not ordinarily affect the valuation or maturity of the underlying municipal securities. Stand-by commitments acquired by the fund will be valued at zero in determining net asset value. Whether the fund paid directly or indirectly for a stand-by commitment, its cost will be treated as unrealized depreciation and will be amortized over the period the commitment is held by the fund.



    TEMPORARY AND DEFENSIVE INVESTMENTS. When Brinson Advisors believes that there is an insufficient supply of municipal securities or that other circumstances warrant a defensive posture, LIR Premier Tax-Free Money Market Fund may hold cash and may invest all or any portion of its net assets in taxable money market instruments, including repurchase agreements. To the extent the fund holds cash, such cash would not earn income and would reduce the fund's yield.


INVESTMENT LIMITATIONS OF THE FUNDS


    FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed with respect to a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation number 3, the funds will comply with the applicable restrictions of Section 18 of the Investment Company Act.


    Each fund will not:

    (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

    The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.


    With respect to LIR Premier Tax-Free Money Market Fund, the following interpretation applies to, but is not a part of, fundamental limitation (1):
Each state, territory and possession of the United States (including the District of Columbia and Puerto Rico), each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate 'issuer.' When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of a PAB, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the fund exceeds 10% of the fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.


    (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

    The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

    (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

    (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

    The following interpretation applies to, but is not a part of, this fundamental restriction: a fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

    (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

    (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

    (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

    Each fund will not:

    (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

    (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

    (5) invest more than 10% of its net assets in illiquid securities.

               ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES



    The Trust was formed on April 29, 1998, as a business trust under the laws of Delaware and has five series. The Trust has authority to establish additional series and to issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share. The Trust is governed by a board of trustees, which oversees operations. The trustees (sometimes referred to as 'board members') and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:



     NAME AND ADDRESS; AGE                POSITION WITH TRUST         BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
     ---------------------                -------------------         ----------------------------------------
Margo N. Alexander*'D'; 54                         Trustee              Mrs. Alexander is Chairman (since
                                                                        March 1999) and a director of Brinson
                                                                        Advisors (since January 1995) and an
                                                                        executive vice president and director
                                                                        of UBS PaineWebber (since March
                                                                        1984). She was chief executive officer
                                                                        of Brinson Advisors from January
                                                                        1995 to October 2000. Mrs. Alexander
                                                                        is a director or trustee of 22
                                                                        investment companies for which
                                                                        Brinson Advisors, UBS PaineWebber
                                                                        or one of their affiliates serves as
                                                                        investment adviser.
Richard Q. Armstrong; 65                           Trustee              Mr. Armstrong is chairman and
R.Q.A. Enterprises                                                      principal of R.Q.A. Enterprises
One Old Church Road                                                     (management consulting firm) (since
Unit #6                                                                 April 1991 and principal occupation
Greenwich, CT 06830                                                     since March 1995). He is also a
                                                                        director of AlFresh Beverages Canada,
                                                                        Inc. (a Canadian Beverage subsidiary
                                                                        of AlFresh Foods Inc.) (since October
                                                                        2000). Mr. Armstrong was chairman of
                                                                        the board, chief executive officer and
                                                                        co-owner of Adirondack Beverages
                                                                        (producer and distributor of soft
                                                                        drinks and sparkling/still waters)
                                                                        (October 1993-March 1995). He was a
                                                                        partner of The New England Consulting
                                                                        Group (management consulting firm)
                                                                        (December 1992-September 1993). He was
                                                                        managing director of LVMH U.S.
                                                                        Corporation (U.S. subsidiary of the
                                                                        French luxury goods conglomerate,
                                                                        Louis Vuitton Moet Hennessey
                                                                        Corporation) (1987-1991) and chairman
                                                                        of its wine and spirits subsidiary,
                                                                        Schieffelin & Somerset Company
                                                                        (1987-1991). Mr. Armstrong is a
                                                                        director or trustee of 21 investment
                                                                        companies for which Brinson Advisors,
                                                                        UBS PaineWebber or one of their
                                                                        affiliates serves as investment
                                                                        adviser.

        NAME AND ADDRESS; AGE                POSITION WITH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
        ---------------------                -------------------        ----------------------------------------
E. Garrett Bewkes, Jr.**'D'; 74          Trustee and Chairman of the    Mr. Bewkes serves as a consultant to UBS
                                              Board of Trustees         PaineWebber (since May 1999). Prior to
                                                                        November 2000, he was a director of
                                                                        Paine Webber Group Inc. ('PW Group,'
                                                                        formerly the holding company of UBS
                                                                        PaineWebber and Brinson Advisors) and
                                                                        prior to 1996, he was a consultant to PW
                                                                        Group. Prior to 1988, he was chairman of
                                                                        the board, president and chief executive
                                                                        officer of American Bakeries Company.
                                                                        Mr. Bewkes is a director of Interstate
                                                                        Bakeries Corporation. Mr. Bewkes is a
                                                                        director or trustee of 32 investment
                                                                        companies for which Brinson Advisors,
                                                                        UBS PaineWebber or one of their
                                                                        affiliates serves as investment adviser.
Richard R. Burt; 54                                Trustee              Mr. Burt is chairman of IEP Advisors,
1275 Pennsylvania Ave., N.W.                                            LLP (international investments and
Washington, DC 20004                                                    consulting firm) (since March 1994) and
                                                                        a partner of McKinsey & Company
                                                                        (management consulting firm) (since
                                                                        1991). He is also a director of
                                                                        Archer-Daniels-Midland Co. (agricultural
                                                                        commodities), Hollinger International
                                                                        Co. (publishing), Homestake Mining Corp.
                                                                        (gold mining), six investment companies
                                                                        in the Deutsche Bank family of funds,
                                                                        nine investment companies in the Flag
                                                                        Investors family of funds, The Central
                                                                        European Funds, Inc. and The Germany
                                                                        Fund, Inc., vice chairman of Anchor
                                                                        Gaming (provides technology to gaming
                                                                        and wagering industry) (since July 1999)
                                                                        and chairman of Weirton Steel Corp.
                                                                        (makes and finishes steel products)
                                                                        (since April 1996). He was the chief
                                                                        negotiator in the Strategic Arms
                                                                        Reduction Talks with the former Soviet
                                                                        Union (1989-1991) and the U.S.
                                                                        Ambassador to the Federal Republic of
                                                                        Germany (1985-1989). Mr. Burt is a
                                                                        director or trustee of 21 investment
                                                                        companies for which Brinson Advisors,
                                                                        UBS PaineWebber or one of their
                                                                        affiliates serves as investment adviser.

        NAME AND ADDRESS; AGE                POSITION WITH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
        ---------------------                -------------------        ----------------------------------------
Meyer Feldberg; 59                                 Trustee              Mr. Feldberg is Dean and Professor of
Columbia University                                                     Management of the Graduate School of
101 Uris Hall                                                           Business, Columbia University. Prior to
New York, NY 10027                                                      1989, he was president of the Illinois
                                                                        Institute of Technology. Dean Feldberg
                                                                        is also a director of Primedia Inc.
                                                                        (publishing), Federated Department
                                                                        Stores, Inc. (operator of department
                                                                        stores) and Revlon, Inc. (cosmetics).
                                                                        Dean Feldberg is a director or trustee
                                                                        of 29 investment companies for which
                                                                        Brinson Advisors, UBS PaineWebber or one
                                                                        of their affiliates serves as investment
                                                                        adviser.
George W. Gowen; 71                                Trustee              Mr. Gowen is a partner in the law firm
666 Third Avenue                                                        of Dunnington, Bartholow & Miller. Prior
New York, NY 10017                                                      to May 1994, he was a partner in the law
                                                                        firm of Fryer, Ross & Gowen. Mr. Gowen
                                                                        is a director or trustee of 29
                                                                        investment companies for which Brinson
                                                                        Advisors, UBS PaineWebber or one of
                                                                        their affiliates serves as investment
                                                                        adviser.
Frederic V. Malek; 64                              Trustee              Mr. Malek is chairman of Thayer Capital
1455 Pennsylvania Ave., N.W.                                            Partners (merchant bank) and chairman of
Suite 350                                                               Thayer Hotel Investors II and Lodging
Washington, DC 20004                                                    Opportunities Fund (hotel investment
                                                                        partnerships). From January 1992 to
                                                                        November 1992, he was campaign manager
                                                                        of Bush-Quayle '92. From 1990 to 1992,
                                                                        he was vice chairman and, from 1989 to
                                                                        1990, he was president of Northwest
                                                                        Airlines Inc. and NWA Inc. (holding
                                                                        company of Northwest Airlines Inc.).
                                                                        Prior to 1989, he was employed by the
                                                                        Marriott Corporation (hotels,
                                                                        restaurants, airline catering and
                                                                        contract feeding), where he most
                                                                        recently was an executive vice president
                                                                        and president of Marriott Hotels and
                                                                        Resorts. Mr. Malek is also a director of
                                                                        Aegis Communications, Inc.
                                                                        (tele-services), American Management
                                                                        Systems, Inc. (management consulting and
                                                                        computer related services), Automatic
                                                                        Data Processing, Inc., (computing
                                                                        services), CB Richard Ellis, Inc. (real
                                                                        estate services), FPL Group, Inc.
                                                                        (electric services), Global Vacation
                                                                        Group (packaged vacations), HCR/Manor
                                                                        Care, Inc. (health care), SAGA Systems,
                                                                        Inc. (software company) and Northwest
                                                                        Airlines Inc. Mr. Malek is a director or
                                                                        trustee of 21 investment companies for
                                                                        which Brinson Advisors, UBS PaineWebber
                                                                        or one of their affiliates serves as
                                                                        investment adviser.

        NAME AND ADDRESS; AGE                POSITION WITH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
        ---------------------                -------------------        ----------------------------------------
Carl W. Schafer; 65                                Trustee              Mr. Schafer is president of the Atlantic
66 Witherspoon Street, #1100                                            Foundation (charitable foundation
Princeton, NJ 08542                                                     supporting mainly oceanographic
                                                                        exploration and research). He is a
                                                                        director of Labor Ready, Inc. (temporary
                                                                        employment), Roadway Express, Inc.
                                                                        (trucking), The Guardian Group of Mutual
                                                                        Funds, the Harding, Loevner Funds,
                                                                        E.I.I. Realty Trust (investment
                                                                        company), Electronic Clearing House,
                                                                        Inc. (financial transactions
                                                                        processing), Frontier Oil Corporation
                                                                        and Nutraceutix, Inc. (biotechnology
                                                                        company). Prior to January 1993, he was
                                                                        chairman of the Investment Advisory
                                                                        Committee of the Howard Hughes Medical
                                                                        Institute. Mr. Schafer is a director or
                                                                        trustee of 21 investment companies for
                                                                        which Brinson Advisors, UBS PaineWebber
                                                                        or one of their affiliates serves as
                                                                        investment adviser.
Brian M. Storms*'D'; 46                     Trustee and President       Mr. Storms is chief executive officer
                                                                        (since October 2000) and president of
                                                                        Brinson Advisors (since March 1999). Mr.
                                                                        Storms was president of Prudential
                                                                        Investments (1996-1999). Prior to
                                                                        joining Prudential he was a managing
                                                                        director at Fidelity Investments. Mr.
                                                                        Storms is president and a director or
                                                                        trustee of 22 investment companies for
                                                                        which Brinson Advisors, UBS PaineWebber
                                                                        or one of their affiliates serves as
                                                                        investment adviser.
Debbie Baggett*; 42                            Vice President           Ms. Baggett is a vice president and a
                                                                        portfolio manager of Brinson Advisors.
                                                                        Ms. Baggett is a vice president of four
                                                                        investment companies for which Brinson
                                                                        Advisors, UBS PaineWebber or one of
                                                                        their affiliates serves as investment
                                                                        adviser.
Thomas Disbrow***, 35                   Vice President and Assistant    Mr. Disbrow is a first vice president
                                                  Treasurer             and a senior manager of the mutual fund
                                                                        finance department of Brinson Advisors.
                                                                        Prior to November 1999, he was a vice
                                                                        president of Zweig/Glaser Advisers. Mr.
                                                                        Disbrow is a vice president and
                                                                        assistant treasurer of 22 investment
                                                                        companies for which Brinson Advisors,
                                                                        UBS PaineWebber, or one of their
                                                                        affiliates serves as investment adviser.

        NAME AND ADDRESS; AGE                POSITION WITH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
        ---------------------                -------------------        ----------------------------------------
Amy R. Doberman**; 39                          Vice President           Ms. Doberman is a senior vice president
                                                                        and general counsel of Brinson Advisors.
                                                                        From December 1996 through July 2000,
                                                                        she was general counsel of Aeltus
                                                                        Investment Management, Inc. Prior to
                                                                        working at Aeltus, Ms. Doberman was a
                                                                        Division of Investment Management
                                                                        Assistant Chief Counsel at the SEC. Ms.
                                                                        Doberman is a vice president of 21
                                                                        investment companies and a vice
                                                                        president and secretary of one
                                                                        investment company for which Brinson
                                                                        Advisors, UBS PaineWebber or one of
                                                                        their affiliates serves as investment
                                                                        adviser.
Kris L. Dorr*; 37                              Vice President           Ms. Dorr is a first vice president and a
                                                                        portfolio manager in the short-term
                                                                        strategies group of Brinson Advisors.
                                                                        Ms. Dorr is a vice president of one
                                                                        investment company for which Brinson
                                                                        Advisors, UBS PaineWebber or one of
                                                                        their affiliates serves as investment
                                                                        adviser.
Elbridge T. Gerry III*; 44                     Vice President           Mr. Gerry is a managing director and
                                                                        chief investment officer -- short-term
                                                                        strategies and municipals of Brinson
                                                                        Advisors. Mr. Gerry is a vice president
                                                                        of 16 investment companies for which
                                                                        Brinson Advisors, UBS PaineWebber or one
                                                                        of their affiliates serves as investment
                                                                        adviser.
Kevin J. Mahoney***; 35                      Vice President and         Mr. Mahoney is a first vice president
                                             Assistant Treasurer        and a senior manager of the mutual fund
                                                                        finance department of Brinson Advisors.
                                                                        From August 1996 through March 1999, he
                                                                        was the manager of the mutual fund
                                                                        internal control group of Salomon Smith
                                                                        Barney. Prior to August 1996, he was an
                                                                        associate and assistant treasurer of
                                                                        BlackRock Financial Management L.P. Mr.
                                                                        Mahoney is a vice president and
                                                                        assistant treasurer of 22 investment
                                                                        companies for which Brinson Advisors,
                                                                        UBS PaineWebber or one of their
                                                                        affiliates serves as investment adviser.
Michael H. Markowitz*; 36                      Vice President           Mr. Markowitz is a first vice president
                                                                        and a portfolio manager in the short-
                                                                        term strategies group of Brinson
                                                                        Advisors. Mr. Markowitz is a vice
                                                                        president of one investment company for
                                                                        which Brinson Advisors, UBS PaineWebber
                                                                        or one of their affiliates serves as
                                                                        investment adviser.

        NAME AND ADDRESS; AGE                POSITION WITH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
        ---------------------                -------------------        ----------------------------------------
Kevin P. McIntyre*; 34                         Vice President           Mr. McIntyre is a vice president and a
                                                                        portfolio manager of Brinson Advisors.
                                                                        Mr. McIntyre is a vice president of two
                                                                        investment companies for which Brinson
                                                                        Advisors, UBS PaineWebber or one of
                                                                        their affiliates serves as investment
                                                                        adviser.
Dianne E. O'Donnell**; 48               Vice President and Secretary    Ms. O'Donnell is a senior vice president
                                                                        and deputy general counsel of Brinson
                                                                        Advisors. Ms. O'Donnell is a vice
                                                                        president and secretary of 21 investment
                                                                        companies and a vice president and
                                                                        assistant secretary of one investment
                                                                        company for which Brinson Advisors, UBS
                                                                        PaineWebber or one of their affiliates
                                                                        serves as investment adviser.
Emil Polito*; 40                               Vice President           Mr. Polito is the director of investment
                                                                        support and mutual fund services of
                                                                        Brinson Advisors. From July 2000 to
                                                                        October 2000, he was a senior manager of
                                                                        investment systems at Dreyfus Corp.
                                                                        Prior to July 2000, Mr. Polito was a
                                                                        senior vice president and director of
                                                                        operations and control for Brinson
                                                                        Advisors. Mr. Polito is also vice
                                                                        president of 22 investment companies for
                                                                        which Brinson Advisors, UBS PaineWebber
                                                                        or any of their affiliates serves as
                                                                        investment adviser.
Susan P. Ryan*; 41                             Vice President           Ms. Ryan is a senior vice president and
                                                                        portfolio manager of Brinson Advisors.
                                                                        Ms. Ryan is a vice president of six
                                                                        investment companies for which Brinson
                                                                        Advisors, UBS PaineWebber or one of
                                                                        their affiliates serves as investment
                                                                        adviser.
Paul H. Schubert***; 38                 Vice President and Treasurer    Mr. Schubert is a senior vice president
                                                                        and the director of the mutual fund
                                                                        finance department of Brinson Advisors.
                                                                        Mr. Schubert is a vice president and
                                                                        treasurer of 22 investment companies for
                                                                        which Brinson Advisors, UBS PaineWebber
                                                                        or one of their affiliates serves as
                                                                        investment adviser.
Keith A. Weller**; 39                        Vice President and         Mr. Weller is a first vice president and
                                             Assistant Secretary        senior associate general counsel of
                                                                        Brinson Advisors. Mr. Weller is a vice
                                                                        president and assistant secretary of 22
                                                                        investment companies for which Brinson
                                                                        Advisors, UBS PaineWebber or one of
                                                                        their affiliates serves as investment
                                                                        adviser.


---------

  * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

 ** This person's business address is 1285 Avenue of the Americas, New York, New
    York 10019-6028.
                                              (footnotes continued on next page)

(footnotes continued from previous page)

*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.


 'D' Mrs. Alexander, Mr. Bewkes and Mr. Storms are 'interested persons' of the funds as defined in the Investment Company Act by virtue of their positions with Brinson Advisors and/or UBS PaineWebber.



    The Trust pays each trustee who is not an 'interested person' of the Trust $1,000 annually for each series and up to $150 per series for each board meeting and each meeting of a board committee. The Trust thus pays each such trustee $5,000 annually, plus any additional amounts due for attending board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Because Correspondent Services Corporation [csc] and other service contractors and Brinson Advisors perform substantially all the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Brinson Advisors or UBS PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.



    The table below includes certain information relating to the compensation of the Trust's current board members and the compensation of those board members from all PaineWebber funds during the periods indicated:


                             COMPENSATION TABLE'D'


                                                    AGGREGATE COMPENSATION   TOTAL COMPENSATION FROM
             NAME OF PERSON, POSITION                   FROM THE TRUST          THE FUND COMPLEX*
             ------------------------                   --------------          -----------------
Richard Q. Armstrong, Trustee.....................           6,380                  $108,232
Richard R. Burt, Trustee..........................           6,380                   108,232
Meyer Feldberg, Trustee...........................           6,380                   173,982
George W. Gowen, Trustee..........................           7,633                   173,982
Frederic V. Malek, Trustee........................           6,380                   108,232
Carl W. Schafer, Trustee..........................           6,350                   106,372


----------------


'D' Only independent board members are compensated by the PaineWebber funds and identified above; board members who are 'interested persons,' as defined by the Investment Company Act, do not receive compensation from the PaineWebber funds.





* Represents total compensation paid during the calendar year ended December 31, 2000, to each board member by 33 investment companies (37 in the case of Messrs. Feldberg and Gowen) for which Brinson Advisors, UBS PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.


            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


    As of April 1, 2001, no trustees and officers owned in the aggregate less than 1% of the outstanding shares of either fund.



    As of April 1, 2001, no shareholder owned 5% or more of either fund's shares.

       INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS


    INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Brinson Advisors acts as each fund's investment adviser and administrator pursuant to a contract ('Advisory and Administration Contract') under which each fund pays Brinson Advisors an annual fee, computed daily and paid monthly, at the rate of 0.20% of average daily net assets. For the fiscal year ended December 31, 2000, LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund paid Brinson Advisors a fee in the amount of $4,123,640 and $251,640, respectively for services provided pursuant to the Advisory and Administration Contract. Services provided by Brinson Advisors under the Advisory and Administration Contract, as discussed below, include the provision of a continuous investment program for the funds and supervision of all matters relating to the administration and operation of the funds.



    Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio reorganized into LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively, on
January 21, 2000. LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund had no investment operations prior to the reorganizations. During each of the periods indicated, Brinson Advisors was paid the fees indicated below under an advisory agreement pursuant to which each predecessor entity paid fees to Brinson Advisors at the annual rate of 0.10% of average daily net assets:



                                                                 FISCAL YEAR ENDED
                                                                    DECEMBER 31
                                                              -----------------------
                                                                 1999         1998
                                                              ----------   ----------
Correspondent Cash Reserves Money Market Portfolio..........  $1,669,144   $1,328,616
Correspondent Cash Reserves Tax Free Money Market
  Portfolio.................................................     115,099      113,647






    Under a contract with BISYS Fund Services Ohio, Inc. ('BISYS') ('BISYS Administration Contract'), BISYS served as the administrator to Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio, the predecessor entities to LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund. Under the BISYS Administration Contract, each fund paid BISYS a fee, computed daily and paid monthly, at an annual rate of 0.10% of the value of each fund's average daily net assets. For the fiscal years ended December 31, 1999 and 1998, Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio paid BISYS fees in the amount of $1,669,144 and $1,328,616; and $115,099 and $66,199; respectively. However, BISYS waived $46,040 of its fees for the fiscal year ended December 31, 1999 with respect to Correspondent Cash Reserves Tax Free Portfolio, resulting in a net payment of $69,059.



    Pursuant to the terms of a Special Management Services Agreement with Brinson Advisors and BISYS, Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio had agreed to pay Brinson Advisors and BISYS each a monthly fee at the annual rate of 0.05% of each fund's average daily net asset value. The fees payable to Brinson Advisors by Correspondent Cash Reserves Money Market Portfolio under the Special Management Services Agreement for the fiscal years ended December 31, 1999 and 1998, amounted to $834,572 and $664,308 respectively; however, pursuant to an undertaking, Brinson Advisors waived its fee in its entirety for each such fiscal year. The fees payable to Brinson Advisors by Correspondent Cash Reserves Tax Free Money Market Portfolio under the Special Management Services Agreement for the fiscal years ended December 31, 1999 and 1998, amounted to $57,550 and $56,824, respectively, which amounts were waived in their entirety pursuant to an undertaking. The fees payable to BISYS by Correspondent Cash Reserves Money Market Portfolio under the Special Management Services Agreement for the fiscal years ended December 31, 1999 and 1998 amounted to $834,572 and $664,308, respectively; however, pursuant to an undertaking, BISYS waived its fee in its entirety for each such fiscal year. The fees payable to BISYS by Correspondent Cash Reserves Tax Free Money Market Portfolio under the Special Management Services Agreement for the fiscal years ended December 31, 1999 and 1998 amounted to $57,550 and $56,823, respectively, which amounts were waived in their entirety pursuant to an undertaking.



    Under the Advisory and Administration Contract, Brinson Advisors will not be liable for any error of judgment of mistake of law or for any loss suffered by the funds in connection with the performance of the Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Brinson Advisors in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory and Administration Contract terminates automatically upon assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the funds' outstanding voting securities on 60 days' written notice to Brinson Advisors, or by Brinson Advisors on 60 days' written notice to the funds.



    Under the terms of the Advisory and Administration Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by Brinson Advisors. General expenses of the Trust not readily identifiable as belonging to a specific fund or to the Trust's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Expenses borne by the Trust include the following (or each fund's share of the following): (1) the cost (including brokerage commissions) of securities purchased or sold by a fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of a fund by Brinson Advisors under the contract; (3) expenses of organizing the Trust and each fund; (4) filing fees and expenses relating to the registration and qualification of a fund's shares and the Trust under federal and/or state securities laws and maintaining such registration and qualifications; (5) fees and salaries payable to the Trust's trustees and officers who are not interested persons of the Trust or Brinson Advisors; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or a fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees of the Trust who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents (including any lending agent); (12) costs of preparing share certificates (if any); (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders; (14) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders; (15) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by the Trust or a fund; (16) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (17) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (18) the cost of investment company literature and other publications provided by the Trust to its trustees and officers; (19) costs of mailing, stationery and communications equipment; (20) expenses incident to any dividend, withdrawal or redemption options; (21) charges and expenses of any outside pricing service used to value portfolio securities; and (22) interest on borrowings of a fund.



    NET ASSETS. The following table shows the approximate net assets as of February 28, 2001, sorted by category of investment objective, of the investment companies as to which Brinson Advisors serves as manager, adviser or sub-adviser. An investment company may fall into more than one of the categories below.



                                                           NET ASSETS
                   INVESTMENT CATEGORY                       ($MIL)
                   -------------------                       ------
Domestic (excluding Money Market)........................  $ 6,965.0
Global...................................................  $ 4,969.3
Equity/Balanced..........................................  $ 7,805.7
Fixed Income (excluding Money Market)....................  $ 4,128.6
    Taxable Fixed Income.................................  $ 2,737.2
    Tax-Free Fixed Income................................  $ 1,391.4
Money Market Funds.......................................  $51,037.7



    FUND ACCOUNTING ARRANGEMENTS. Pursuant to a Fund Accounting Agreement with each Fund, BISYS provides accounting services to the funds, such as maintaining their books and records, calculating each fund's daily net asset value, obtaining prices of securities, and providing periodic and special accounting reports. For these services, BISYS receives the following fees, which are computed daily and paid monthly: 0.005% of each fund's average daily net assets up to $1 billion, 0.0025% of each fund's average daily net assets in excess of $1 billion up to $2 billion, and 0.001% in excess of $2 billion.



    DISTRIBUTION ARRANGEMENTS. Brinson Advisors acts as the distributor of each fund's shares under a distribution contract with the Trust ('Distribution Contract'), which requires Brinson Advisors to use its best efforts, consistent with its other business, to sell shares of the funds. No separate compensation is payable by either fund to Brinson Advisors or its affiliates under the Distribution Contract. Instead, Brinson Advisors or an affiliate shall receive service and distribution fees under the funds' plan of distribution, as described below. Shares of the funds are offered continuously, except that the Trust and Brinson Advisors or its affiliates reserve the right to reject any purchase order and to suspend the offering of fund shares for a period of time.



    Under a plan of distribution pertaining to each fund's shares adopted by the Trust in the manner prescribed under Rule 12b-1 under the Investment Company Act ('12b-1 Plan'), each fund pays Correspondent Services Corporation ('CSC') a distribution and service fee, accrued daily and payable monthly, at the annual rate of 0.60% of the average daily net assets of each fund. However, CSC has agreed to waive 0.17% of LIR Premier Tax-Free Money Market Fund's Rule 12b-1 fee through December 31, 2001, making the effective rate of this fee 0.43% until then. CSC is a wholly owned subsidiary of UBS PaineWebber.



    CSC uses the amounts that it receives under the 12b-1 Plan to pay certain correspondent firms and other financial services firms (together with CSC, the 'Securities Firms') with which it has entered into agreements under which the Securities Firms have agreed to perform certain services for their clients who are shareholders of a fund. CSC may pay these Securities Firms compensation based upon a percentage of the average daily net assets of the fund shares held by their clients. CSC receives no special compensation from either of the funds or investors at the time shares are bought.


    CSC also uses the 12b-1 Plan fee to:

              Spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of fund shares.


              Offset each fund's marketing costs, such as preparation, printing and distribution of sales literature and advertising to prospective investors and related overhead expenses, such as employee salaries and bonuses.


    The 12b-1 Plan and the related Distribution Contract for each fund's shares specify that the funds must pay service and distribution fees to CSC for its service- and distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if CSC's expenses exceed the fees it receives, the funds will not be obligated to pay more than those fees. On the other hand, if CSC's expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of fees received or accrued through the termination date of the 12b-1 Plan will be CSC's sole responsibility and not that of the funds. Annually, the board reviews the 12b-1 Plan and CSC's corresponding expenses for each fund.

    Among other things, the 12b-1 Plan provides that (1) CSC will submit to the board at least quarterly, and the trustees will review, reports regarding all amounts expended under the 12b-1 Plan and the purposes for which such expenditures were made, (2) the 12b-1 Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not 'interested persons' of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or any agreement related to the 12b-1 Plan, acting in person at a meeting called for that purpose, (3) payments by the funds under the 12b-1 Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the funds and (4) while the 12b-1 Plan remains in effect, the selection and nomination of trustees who are not 'interested persons' of the Trust shall be committed to the discretion of the trustees who are not 'interested persons' of the Trust.

    Each fund (and its predecessor entity) paid (or accrued) the following fees to CSC under the current 12b-1 plan and a prior 12b-1 plan during the fiscal year ended December 31, 2000:



LIR Premier Money Market Fund..........................          $12,370,915
LIR Premier Tax-Free Money Market Fund.................   $754,922, of which
                                                         $213,875 was waived



    CSC estimates that it incurred the following shareholder service-related and distribution-related expenses during the fiscal year ended December 31, 2000:



                                    LIR PREMIER MONEY   LIR PREMIER TAX-FREE MONEY
                                       MARKET FUND             MARKET FUND
                                       -----------             -----------
Marketing and advertising.........     $ 3,207,499               $139,342
Printing of prospectuses and
  statements of additional
  information to other than
  current shareholders............     $         0               $      0
Service and distribution fees paid
  to correspondent or other
  financial services firms........     $ 7,308,892               $320,531


    'Marketing and advertising' includes various internal costs allocated by CSC to its efforts at distributing the funds' shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations at CSC.


    In approving the 12b-1 Plan, the board considered all the features of the distribution system, including (1) the reasonableness of CSC's fees, (2) the likelihood that the 12b-1 Plan would facilitate distribution of fund shares, (3) the structural continuity of the 12b-1 Plan with the plan of distribution of the funds' predecessor entities, (4) the advantage to the shareholders of economies of scale resulting from growth in the funds' assets and potential continued growth and other possible benefits to shareholders of the 12b-1 Plan, (5) the services provided to the funds and their shareholders by CSC, (6) the services provided by securities firms pursuant to their clearing or other agreements with CSC, (7) CSC's shareholder service- and distribution-related expenses and costs and (8) the similarity of the 12b-1 Plan to plans of distribution adopted by competitor money market funds.


    With respect to the 12b-1 Plan, the board considered all compensation that CSC would receive under the Plan. The board also considered the benefits that would accrue to CSC under the Plan in that CSC would receive a service and distribution fee that is calculated based upon a percentage of the average net assets of each fund and would increase if the 12b-1 Plan were successful and the funds attained and maintained significant asset levels.

                             PORTFOLIO TRANSACTIONS


    The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a 'spread,' which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter. During the fiscal years ended December 31, 1998, 1999 and 2000, neither the funds nor their predecessor entities paid any brokerage commissions; therefore, neither fund has allocated any brokerage transactions for research, analysis, advice and similar services.



    For purchases or sales with broker-dealer firms that act as principal, Brinson Advisors seeks best execution. Although Brinson Advisors may receive certain research or execution services in connection with these transactions, Brinson Advisors will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid, if no weight was attributed to the services provided by the executing dealer. Brinson Advisors may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.



    Research services and information received from brokers or dealers are supplemental to Brinson Advisors' own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Brinson Advisors' in advising other funds or accounts and, conversely, research services furnished to Brinson Advisors by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the funds.



    Investment decisions for a fund and for other investment accounts managed by Brinson Advisors are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and such other account(s) as to amount according to a formula deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will benefit the fund.



    As of December 31, 2000, LIR Premier Money Market Fund owned commercial paper and other short-term obligations issued by the following persons who are regular broker-dealers for the fund:



              ISSUER                          TYPE OF SECURITY               VALUE
              ------                          ----------------               -----
Credit Suisse First Boston Inc.               Commercial Paper            $29,989,000
Credit Suisse First Boston Inc.             Corporate Obligation           20,000,000
Morgan Stanley Dean Witter & Co.              Commercial Paper             49,867,486
Morgan Stanley Dean Witter & Co.            Corporate Obligation           20,000,000
Merrill Lynch & Company Inc.                Corporate Obligation           54,999,162


                       ADDITIONAL PURCHASE AND REDEMPTION
                       INFORMATION; SERVICE ORGANIZATIONS

    ADDITIONAL PURCHASE AND REDEMPTION INFORMATION. Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of each fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.


    Under normal circumstances, the funds' shares may be redeemed by a shareholder's check or through the funds' systematic withdrawal plan. Such a redemption order will be executed at the net asset value next determined after the order is received by Brinson Advisors. Redemptions of each fund's shares effected through a broker-dealer or other financial institution may be subject to a service charge by that broker-dealer or other financial institution.


    The transfer agent may modify or terminate the funds' checkwriting service at any time or impose service fees for checkwriting.


    SERVICE ORGANIZATIONS. The funds may authorize service organizations, and their agents, to accept on their behalf purchase and redemption orders that are in 'good form' in accordance with the policies of those service organizations. The funds will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on each fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.


                              VALUATION OF SHARES


    Each fund uses its best efforts to maintain its net asset value at $1.00 per share. Each fund's net asset value per share is determined as of 12:00 noon, Eastern time, on each Business Day. A 'Business Day' means any day on which the offices of BONY, the funds' transfer agent, BISYS, Brinson Advisors and the relevant correspondent (or other financial services) firm are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.


    Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ('Rule') under the Investment Company Act. To use amortized cost to value its portfolio securities, the funds must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, a fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.


    The board has established procedures ('Procedures') for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for a fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments that are of high quality under the Rule and that Brinson Advisors, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

    In determining the approximate market value of portfolio investments, each fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                            PERFORMANCE INFORMATION

    The funds' performance data quoted in advertising and other promotional materials ('Performance Advertisements') represent past performance and are not intended to indicate future performance. The investment return will fluctuate. All performance shown is that of the funds' predecessors.

    TOTAL RETURN CALCULATIONS. Average annual total return quotes ('Standardized Return') used in each fund's Performance Advertisements are calculated according to the following formula:

  P(1 + T)'pp'n =    ERV
       where: P =    a hypothetical initial payment of $1,000 to purchase shares
              T =    average annual total return of shares
              n =    number of years
            ERV =    ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

    Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or 'T' in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

    The funds may also advertise other performance data, which may consist of the annual or cumulative return (including short-term capital gain, if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

    The following tables show performance information for the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.


                         LIR PREMIER MONEY MARKET FUND



Year ended December 31, 2000:
    Standardized Return.....................................   5.62%
Five Years ended December 31, 2000:
    Standardized Return.....................................   4.85%
Inception* to December 31, 2000:
    Standardized Return.....................................   4.30%


----------------

*  The inception date for the predecessor fund is May 20, 1991.


                     LIR PREMIER TAX-FREE MONEY MARKET FUND



Year ended December 31, 2000:
    Standardized Return.....................................   3.45%
Inception* to December 31, 2000:
    Standardized Return.....................................   2.91%


----------------

*  The inception date for the predecessor fund is October 7, 1996.

    YIELD. Each fund computes its 7-day current yield and its 7-day effective yield quotations using standardized methods required by the SEC. Each fund from time to time advertises (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) their effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:


             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)'pp'365/7] -- 1


    LIR Premier Tax-Free Money Market Fund from time to time also advertises its tax-equivalent yield and tax-equivalent effective yield, also based on a recently ended seven-day period. These quotations are calculated by dividing that portion of the fund's yield (or effective yield, as the case may be) that is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the fund's yield that is not tax-exempt, according to the following formula:


                       TAX EQUIVALENT YIELD = (E/1-p) + t

      E =  tax-exempt yield of shares
      p =  stated income tax rate
      t =  taxable yield of shares





    Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.


    The following yields are for the seven-day period ended December 31, 2000:



                                                              YIELD    EFFECTIVE YIELD
                                                              -----    ---------------
LIR Premier Money Market Fund...............................  5.66%*        5.82%
LIR Premier Tax-Free Money Market Fund......................  3.97%*        4.04%


----------------


* For the seven-day yield as of December 31, 2000, the predecessor fund's service providers voluntarily waived a portion of their fees. If the service providers had not waived a portion of their fees, the predecessor funds' seven-day yield for this period would have been 5.51% for LIR Premier Money Market Fund and 3.77% for LIR Premier Tax-Free Money Market Fund.



    The following tax equivalent yields are based, in each case, on the maximum individual tax rates and are also for the seven-day period ended December 31, 2000:



                                                              YIELD   EFFECTIVE YIELD
                                                              -----   ---------------
LIR Premier Tax-Free Money Market Fund                        6.57%        6.78%


    The funds may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in each fund since they or their predecessors began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).


    OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ('Performance Advertisements') represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance

Advertisements, a fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ('Lipper'), CDA Investment Technologies, Inc. ('CDA'), IBC Financial Data, Inc. ('IBC'), Wiesenberger Investment Companies Service ('Wiesenberger') or Investment Company Data Inc. ('ICD'), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Smith Barney Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.


    Each fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. 'Compounding' refers to the fact that, if dividends on fund shares are reinvested by being paid in additional fund shares, any future income of a fund would increase the value, not only of the original investment in the fund, but also of the additional fund shares received through reinvestment. As a result, the value of the investment in the fund would increase more quickly than if dividends had been paid in cash.

    Each fund may also compare its performance with the performance of bank certificates of deposit ('CDs') as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes'r' Money Markets. In comparing a fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the funds seek to maintain a stable net asset value of $1.00 per share, there can be no assurance that they will be able to do so.

                                     TAXES


    QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each fund intends to continue to qualify for treatment as a regulated investment company ('RIC') under the Internal Revenue Code. To so qualify, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain, determined without regard to any deduction for dividends paid) plus, in the case of LIR Premier Tax-Free Money Market Fund, its net interest income excludable from gross income under section 103(a) of the Internal Revenue Code, and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer.


    By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders. If a fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions, including distributions that otherwise would be 'exempt-interest dividends' described in the following paragraph, as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, a fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.


    LIR PREMIER TAX-FREE MONEY MARKET FUND. Dividends paid by LIR Premier Tax-Free Money Market Fund will qualify as 'exempt-interest dividends,' and thus will be excludable from gross income by its shareholders, if it satisfies the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a). The fund intends to continue to satisfy this requirement. The aggregate amount annually designated by the fund as exempt-interest dividends may not exceed its interest for the year that is excludable under section 103(a) over certain amounts disallowed as deductions. The shareholders' treatment of dividends from the fund under state and local income tax laws may differ from the treatment thereof under the Internal Revenue Code.



    Tax-exempt interest attributable to certain PABs (including, in the case of LIR Premier Tax-Free Money Market Fund, a proportionate part of the exempt-interest dividends paid by the fund attributable thereto) is an item of tax preference for purposes of the AMT. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the AMT without regard to whether the fund's tax-exempt interest was attributable to those bonds. PABs are issued by or on behalf of public authorities to finance various privately operated facilities and are described above in this SAI.



    Entities or persons who are 'substantial users' (or persons related to 'substantial users') of facilities financed by PABs should consult their tax advisers before purchasing shares of LIR Premier Tax-Free Money Market Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term 'substantial user' is defined generally to include a 'non-exempt person' who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.



    Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as LIR Premier Tax-Free Money Market Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.



    If LIR Premier Tax-Free Money Market Fund invests in any instruments that generate taxable income, under the circumstances described in the discussion of its investment policies above and in the discussion of municipal market discount bonds below, the portion of any fund dividend attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits and only the remaining portion will qualify as an exempt-interest dividend. The respective portions will be determined by the 'actual earned' method, under which the portion of any dividend that qualifies as an exempt-interest dividend may vary, depending on the relative proportions of tax-exempt and taxable interest earned during the dividend period. Moreover, if the fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders.



    LIR Premier Tax-Free Money Market Fund may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ('municipal market discount bonds'). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, the fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

    OTHER. Dividends from investment company taxable income paid to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ('foreign shareholder') generally are subject to a 30% withholding tax, unless the applicable tax rate is reduced by a treaty between the United States and the shareholder's country of residence. Withholding does not apply to a dividend paid to a foreign shareholder that is 'effectively connected with the [shareholder's] conduct of a trade or business within the United States,' in which case the withholding requirements applicable to domestic taxpayers apply. Exempt-interest dividends paid by LIR Premier Tax-Free Money Market Fund are not subject to withholding.


    Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all its ordinary (i.e., taxable) income for that year and any capital gain net income for the one-year period ending October 31 of that year, plus certain other amounts.


    TAX-FREE INCOME VS. TAXABLE INCOME-LIR PREMIER TAX-FREE MONEY MARKET FUND. The table below illustrates approximate equivalent taxable and tax-free yields at the 2000 federal individual income tax rates in effect on the date of this SAI. For example, a couple with taxable income of $90,000 in 2000, or a single individual with annual taxable income of $55,000 in 2000,whose investments earn a 3% tax-free yield, would have to earn a 4.17% taxable yield to receive the same benefit.


                      FEDERAL TAXABLE VS. TAX-FREE YIELDS*

                                                            A TAX-FREE YIELD OF
      TAXABLE INCOME (000'S)                   ---------------------------------------------
----------------------------------   FEDERAL     3.00%       4.00%       5.00%       6.00%
     SINGLE            JOINT           TAX       -----       -----       -----       -----
     RETURN            RETURN        BRACKET   IS EQUAL TO A TAXABLE YIELD OF APPROXIMATELY
--------------------------------------------------------------------------------------------
   $   0 -  26.3  $      0 -  43.9    15.00%      3.53%       4.71%       5.88%       7.06%
    26.3 -  63.6      43.9 - 106.0    28.00       4.17        5.56        6.94        8.33
    63.6 - 132.6     106.0 - 161.5    31.00       4.35        5.80        7.25        8.70
   132.6 - 288.4     161.5 - 288.4    36.00       4.69        6.25        7.81        9.38
      Over 288.4        Over 288.4    39.60       4.97        6.62        8.28        9.93

---------


* The yields listed are for illustration only and are not necessarily representative of LIR Premier Tax-Free Money Market Fund's yield. The fund invests primarily in obligations the interest on which is exempt from federal income tax; however, some of its investments may generate taxable income. The tax rates might change after the date of this SAI. Certain simplifying assumptions have been made. Any particular taxpayer's rate may differ. The rates reflect the highest tax bracket within each range of income listed. The figures set forth above do not reflect the AMT, limitations on federal or state itemized deductions and personal exemptions or any state or local taxes payable on fund distributions.


                               OTHER INFORMATION


    DELAWARE BUSINESS TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the funds could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds). The Trust Instrument provides for indemnification from a fund's property for all losses and expenses of a shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which Brinson Advisors believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of that fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.

    PRIOR NAMES. Prior to July 28, 1999, the name of the Trust was 'Mitchell Hutchins Institutional Series.'

    VOTING RIGHTS. Shareholders of the funds are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series is required by law.

    The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. The trustees are required to call a meeting of shareholders when requested in writing to do so by the shareholders of record holding at least 10% of the Trust's outstanding shares.

    CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. The Bank of New York, located at 48 Wall Street, New York, NY 10286, serves as custodian and recordkeeping agent for the funds. BISYS, located at 3435 Stelzer Road, Columbus, OH 43219, serves as the funds' transfer and dividend disbursing agent.


    COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to UBS PaineWebber and Brinson Advisors in connection with other matters.


    AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the funds.

                              FINANCIAL STATEMENTS


    The fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.


                                  ------------


'c' 2001 Brinson Advisors
All rights reserved.

                               LIR Premier Money
                                  Market Fund
                              LIR Premier Tax-Free
                               Money Market Fund

                  -------------------------------------------
                      Statement of Additional Information

                                 April 12, 2001

                  -------------------------------------------

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(1)      (a)      Trust Instrument 1/

         (b)      Amendment to Trust Instrument effective July 28, 1999 2/

(2)      By-Laws 1/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/

(4)      (a)      Investment Advisory and Administration Contract for Mitchell
                  Hutchins LIR Select Money Fund 2/

         (b) Investment Advisory and Administration Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 4/

         (c) Investment Advisory and Administration Contract for LIR Cash Reserves Fund 7/

         (d) Investment Advisory and Administration Contract for LIR Liquid Assets Fund 7/

(5)      (a)      Distribution Contract for Mitchell Hutchins LIR Select Money
                  Fund 2/

         (b) Distribution Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 4/

         (c) Distribution Contract for LIR Cash Reserves Fund and LIR Liquid Assets Fund 7/

         (d) Dealer Agreement for LIR Cash Reserves Fund and LIR Liquid Assets Fund 7/

(6)      Bonus, profit sharing or pension plans - none

(7)      (a)      Custodian Agreement with Bank of New York for LIR Premier
                  Money Market Fund and LIR Premier Tax-Free Money Market Fund
                  4/

         (b) Custodian Contract with State Street Bank and Trust Company for LIR Cash Reserves Fund and LIR Liquid Assets Fund 7/

         (c) Letter Agreement making Custody Contract with State Street Bank and Trust Company applicable to LIR Select Money Fund (filed herewith)

(8)      (a)      (i)      Transfer Agency Agreement for LIR Select Money Fund
                           2/

                  (ii) Transfer Agency Agreement for LIR Premier Money Market Fund and LIR Premier Tax- Free Money Market Fund 4/

                  (iii) Form of Transfer Agency and Related Services Agreement for LIR Cash Reserves Fund 5/

                  (iv) Form of Transfer Agency and Related Services Agreement for LIR Liquid Assets Fund 5/

                  (v) Amendment No. 1 to Transfer Agency Agreement for LIR Select Money Fund (filed herewith)

         (b)      Shareholder Service Plan for LIR Select Money Fund 2/

         (c)      Shareholder Service Agreement for LIR Select Money Fund 2/

(9)      Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (filed herewith)

(11)     Omitted Financial Statements - none

(12)     Letter of investment intent 1/

(13)    (a)      Plan of Distribution pursuant to Rule 12b-1 for LIR Premier
                  Money Market Fund and LIR Premier Tax-Free Money Market Fund
                  4/

         (b) Plan Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 4/

(14)     Plan Pursuant to Rule 18f-3 1/

(15)     Code of Ethics for Registrant and Mitchell Hutchins Asset Management
         Inc. 6/

------------

1/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed July 29, 1998.

2/ Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed September 1, 1999.

3/ Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

4/ Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed April 27, 2000.

5/ Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed November 9, 1999.

6/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.

7/ Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed August 25, 2000.


Item 24. Persons Controlled by or under Common Control with Registrant

         None.

Item 25. Indemnification

         Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

         Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.

         Section 9 of each Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins Asset Management Inc. (also known as Brinson Advisors) ("Brinson Advisors") provides that Brinson Advisors shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series ("Fund") of the Registrant in connection with the matters to which the Advisory Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Brinson Advisors in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. Section 10 or 11 of each Advisory Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Advisory Contract and that Brinson Advisors shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

         Section 9 of each Distribution Contract provides that the Trust will indemnify UBS PaineWebber Inc. ("UBS PaineWebber") or Brinson Advisors and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS PaineWebber or Brinson Advisors to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that UBS PaineWebber or Brinson Advisors agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS PaineWebber or Brinson Advisors for use in the Registration Statement or arising out of an agreement between UBS PaineWebber or Brinson Advisors and any retail dealer, or arising out of supplementary literature or advertising used by UBS PaineWebber or Brinson Advisors in connection with the Contract. Section 10 of each Distribution Contract contains provisions similar to Section 10 or 11 of the Investment Advisory and Administration Contracts, with respect to Brinson Advisors and UBS PaineWebber, as appropriate.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

         Brinson Advisors, a Delaware corporation, is a registered investment adviser and is an indirect wholly owned subsidiary of UBS AG. Brinson Advisors is primarily engaged in the investment advisory business. Information as to the officers and directors of Brinson Advisors is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.

Item 27. Principal Underwriters

         a) Brinson Advisors or UBS PaineWebber serves as principal underwriter and/or investment adviser for the following investment companies:

         ALL-AMERICAN TERM TRUST INC.
         GLOBAL HIGH INCOME DOLLAR FUND INC.
         INSURED MUNICIPAL INCOME FUND INC.
         INVESTMENT GRADE MUNICPAL INCOME FUND INC.
         LIQUID INSTITUTIONAL RESERVES
         MANAGED HIGH YIELD PLUS FUND INC.
         MITCHELL HUTCHINS LIR MONEY SERIES
         MITCHELL HUTCHINS SECURITIES TRUST
         MITCHELL HUTCHINS SERIES TRUST
         PAINEWEBBER CASHFUND, INC.
         PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
         PAINEWEBBER INDEX TRUST
         PAINEWEBBER INVESTMENT TRUST
         PAINEWEBBER MANAGED INVESTMENTS TRUST
         PAINEWEBBER MANAGED MUNICIPAL TRUST
         PAINEWEBBER MASTER SERIES, INC.
         PAINEWEBBER MUNICIPAL MONEY MARKET SERIES
         PAINEWEBBER RMA MONEY FUND, INC.
         PAINEWEBBER RMA TAX-FREE FUND, INC.
         STRATEGIC GLOBAL INCOME FUND, INC.
         2002 TARGET TERM TRUST INC.

         b) Brinson Advisors and UBS PaineWebber serve as the Registrant's principal underwriters. The directors and officers of UBS PaineWebber, their principal business addresses and their positions and offices with UBS PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The directors and officers of Brinson Advisors, their principal business addresses and their positions and offices with Brinson Advisors are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of UBS PaineWebber or Brinson Advisors who also serve as trustees or officers of the Registrant.

                                                                             Positions and Offices With Underwriter or
               Name               Positions and Offices With Registrant                        Dealer
               ----               -------------------------------------                        ------
  Margo N. Alexander*             Trustee                                    Chairman and a Director of Brinson
                                                                             Advisors and an Executive Vice President
                                                                             and Director of UBS PaineWebber

  Brian M. Storms*                Trustee and President                      Chief Executive Officer and President of
                                                                             Brinson Advisors

  Debbie Baggett*                 Vice President                             Vice President and a Portfolio Manager of
                                                                             Brinson Advisors

  Thomas Disbrow***               Vice President and Assistant Treasurer     First Vice President and a Senior Manager
                                                                             of the Mutual Fund Finance Department of
                                                                             Brinson Advisors

  Amy R. Doberman**               Vice President                             Senior Vice President and General Counsel
                                                                             of Brinson Advisors

  Kris L. Dorr*                   Vice President                             First Vice President and a Portfolio Manager
                                                                             in the Short-Term Strategies Group of
                                                                             Brinson Advisors

  Elbridge T. Gerry, III*         Vice President                             Managing Director and Chief Investment
                                                                             Officer - Short-Term Strategies and
                                                                             Municipals of Brinson Advisors

  Kevin J. Mahoney***             Vice President and Assistant Treasurer     First Vice President and a Senior Manager
                                                                             of the Mutual Fund Finance Department of
                                                                             Brinson Advisors

  Michael H. Markowitz*           Vice President                             First Vice President and a Portfolio Manager
                                                                             in the Short-Term Strategies Group of
                                                                             Brinson Advisors

  Kevin P. McIntyre*              Vice President                             Vice President and a Portfolio Manager of
                                                                             Brinson Advisors

  Dianne E. O'Donnell**           Vice President and Secretary               Senior Vice President and Deputy General
                                                                             Counsel of Brinson Advisors

  Emil Polito*                    Vice President                             Director of Investment Support and Mutual
                                                                             Fund Services of Brinson Advisors

  Susan P. Ryan*                  Vice President                             Senior Vice President and Portfolio
                                                                             Manager of Brinson Advisors

  Paul H. Schubert***             Vice President and Treasurer               Senior Vice President and the Director of
                                                                             the Mutual Fund Finance Department of
                                                                             Brinson Advisors

  Keith A. Weller**               Vice President and Assistant Secretary     First Vice President and Senior Associate
                                                                             General Counsel of Brinson Advisors

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New

         Jersey 07310-1998.

         c) None

Item 28. Location of Accounts and Records

         The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser, Brinson Advisors at 1285 Avenue of the Americas, New York, New York 10019 and 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29. Management Services

         Not applicable.

Item 30. Undertakings

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 11th day of April, 2001.

                                  MITCHELL HUTCHINS LIR MONEY SERIES

                                  By:   /s/ Dianne E. O'Donnell
                                        -----------------------------------
                                        Dianne E. O'Donnell
                                        Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


Signature                                     Title                                      Date
---------                                     -----                                      ----
/s/ Brian M. Storms                           President and Trustee                      April 11, 2001
------------------------------------          (Chief Executive Officer)
Brian M. Storms *

/s/ E. Garrett Bewkes, Jr.                    Trustee and Chairman                       April 11, 2001
---------------------------                   of the Board of Trustees
E. Garrett Bewkes, Jr. **

/s/ Margo N. Alexander                        Trustee                                    April 11, 2001
------------------------------------
Margo N. Alexander **

/s/ Richard Q. Armstrong                      Trustee                                    April 11, 2001
---------------------------
Richard Q. Armstrong **

/s/ Richard R. Burt                           Trustee                                    April 11, 2001
------------------------------------
Richard R. Burt **

/s/ Meyer Feldberg                            Trustee                                    April 11, 2001
------------------------------------
Meyer Feldberg **

/s/ George W. Gowen                           Trustee                                    April 11, 2001
------------------------------------
George W. Gowen **

/s/ Frederic V. Malek                         Trustee                                    April 11, 2001
------------------------------------
Frederic V. Malek **

/s/ Carl W. Schafer                           Trustee                                    April 11, 2001
------------------------------------
Carl W. Schafer **

/s/ Paul H. Schubert                          Vice President and Treasurer (Chief        April 11, 2001
------------------------------------          Financial and Accounting Officer)
Paul H. Schubert

* Signature affixed by Elinor W. Gammon pursuant to power of attorney dated November 13, 2000 and incorporated by reference from Exhibit No. 16 of Post-Effective Amendment No. 28 to the registration statement of PaineWebber Securities Trust, SEC File 33-55374, filed November 30, 1999.

** Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 13, 1998 and incorporated by reference from the Initial Registration Statement of Mitchell Hutchins LIR Money Series (formerly Mitchell Hutchins Institutional Series), SEC File 333-52965, filed May 19, 1998.

                       MITCHELL HUTCHINS LIR MONEY SERIES

                                  EXHIBIT INDEX


Exhibit
Number
------


(1)      (a)      Trust Instrument 1/

         (b)      Amendment to Trust Instrument effective July 28, 1999 2/

(2)      By-Laws 1/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/

(4)      (a)      Investment Advisory and Administration Contract for Mitchell
                  Hutchins LIR Select Money Fund 2/

         (b) Investment Advisory and Administration Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 4/

         (c) Investment Advisory and Administration Contract for LIR Cash Reserves Fund 7/

         (d) Investment Advisory and Administration Contract for LIR Liquid Assets Fund 7/

(5)      (a)      Distribution Contract for Mitchell Hutchins LIR Select Money
                  Fund 2/

         (b) Distribution Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 4/

         (c) Distribution Contract for LIR Cash Reserves Fund and LIR Liquid Assets Fund 7/

         (d) Dealer Agreement for LIR Cash Reserves Fund and LIR Liquid Assets Fund 7/

(6)      Bonus, profit sharing or pension plans - none

(7)      (a)      Custodian Agreement with Bank of New York for LIR Premier
                  Money Market Fund and LIR Premier Tax-Free Money Market Fund
                  4/

         (b) Custodian Contract with State Street Bank and Trust Company for LIR Cash Reserves Fund and LIR Liquid Assets Fund 7/

         (c) Letter Agreement making Custody Contract with State Street Bank and Trust Company applicable to LIR Select Money Fund (filed herewith)

(8)      (a)      (i)      Transfer Agency Agreement for LIR Select Money Fund
                           2/

                  (ii) Transfer Agency Agreement for LIR Premier Money Market Fund and LIR Premier Tax- Free Money Market Fund 4/

                  (iii) Form of Transfer Agency and Related Services Agreement for LIR Cash Reserves Fund 5/

                  (iv) Form of Transfer Agency and Related Services Agreement for LIR Liquid Assets Fund 5/

                  (v) Amendment No. 1 to Transfer Agency Agreement for LIR Select Money Fund (filed herewith)

         (b)      Shareholder Service Plan for LIR Select Money Fund 2/

         (c)      Shareholder Service Agreement for LIR Select Money Fund 2/

(9)      Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (filed herewith)

(11)     Omitted Financial Statements - none

(12)     Letter of investment intent 1/

(13)     (a)      Plan of Distribution pursuant to Rule 12b-1 for LIR Premier
                  Money Market Fund and LIR Premier Tax-Free Money Market Fund
                  4/

         (b) Plan Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 4/

(14)     Plan Pursuant to Rule 18f-3 1/

(15)     Code of Ethics for Registrant and Mitchell Hutchins Asset Management
         Inc. 6/

-------------

1/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement of Mitchell - Hutchins LIR Money Series, SEC File No. 333-52965, filed July 29, 1998.

2/ Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement of Mitchell - Hutchins LIR Money Series, SEC File No. 333-52965, filed September 1, 1999.

3/ Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

4/ Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed April 27, 2000.

5/ Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed November 9, 1999.

6/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.

7/ Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed August 25, 2000.



                            STATEMENT OF DIFFERENCES
                            ------------------------

 The copyright symbol shall be expressed as...............................   'c'
 The dagger symbol shall be expressed as..................................   'D'
*Characters normally expressed as superscript shall be preceded by........  'pp'